Related parties - (Schedule of information about key management personnel) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 11.1	$ 10.7
Post-employment benefits	0.9	0.8
Termination benefits	0.7	0.0
Long-term share-based awards	5.8	2.9
Total key management personnel compensation	$ 18.5	$ 14.4